Operating revenue (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of disaggregation of revenue
	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
Revenue from contracts with customers
Sales of goods	$6,767,591	$10,588,835

Schedule of revenue for geographical regions

The Group derives revenue from the transfer of goods at a point in time and services over time in the following major product lines and geographical regions:

Revenue from external customer contracts
Six months ended June 30, 2026	Asia	US	Other areas	Total
Sales of product
Bicycle frame	$-	$-	$528,621	$528,621
Racket	5,999,258	54,111	-	6,053,369
Crank	566	-	12,340	12,906
Others	49,164	-	123,531	172,695
Total	$6,048,988	$54,111	$664,492	$6,767,591

Revenue from external customer contracts
Six months ended June 30, 2025	Asia	US	Other areas	Total
Sales of product
- Bicycle frame	$13,513	$-	$2,756,990	$2,770,503
- Bicycle	24,363	-	-	24,363
- Racket	5,675,167	-	295	5,675,462
- Crank	32,761	-	224,134	256,895
- Others	50,131	31,458	23	81,612
Service provision	480,000		1,300,000	1,780,000
Total	$6,275,935	$31,458	$4,281,442	$10,588,835

Schedule of timing of revenue recognition
	Six months ended June 30, 2026	Six months ended June 30, 2025
At a point in time	$6,767,591	$8,808,835
Over time	-	1,780,000
Total	$6,767,591	$10,588,835

Schedule of contract liabilities

(i) The Group has recognized the following revenue-related contract liabilities:

	As of	As of
	June 30, 2026	December 31, 2025
Contract liabilities - receipts in advance	$146,622	$60,906

(ii) Revenue recognized that was included in the contract liability balance at the beginning of the year:

	Six months ended June 30, 2026	Six months ended June 30, 2025
Revenue recognized from beginning contract liabilities	$60,906	$276,210